CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES

The Company is authorized to issue an unlimited number of nil par value shares of a single class

	Shares	Share capital
Issued ordinary shares of US$0.00 each	Number	$
At March 31, 2023	25,519,774	131,385,892
Issue of share for fundraising, net Sept-Dec 2023	4,159,270	6,208,508
Expenses settled in shares	1,557,272	2,368,287
Issuance of Shares to related party – Loan Conversion	2,100,000	3,150,000
At March 31, 2024	33,336,316	143,112,687
Expenses settled in shares	714,653	801,345
Bonus settled in Shares	250,000	347,500
Issue of share for fundraising, net	1,219,846	1,705,742
Shares in lieu interest	500,000	750,000
At March 31, 2025	36,020,815	146,717,274